The Piedmont Select Equity Fund
Risk/Return Summary
Investment Objective

The Piedmont Select Equity Fund’s (the “Fund”) investment objective is to provide long-term growth of capital. The Fund’s investment objective may be changed by the Board of Trustees (the “Trustees”) without shareholder approval.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees	The Piedmont Select Equity Fund The Piedmont Select Equity Fund Shares
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	The Piedmont Select Equity Fund The Piedmont Select Equity Fund Shares
Management Fees	0.90%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.76%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.67%	[1]
Less: Management Fee Waivers	(0.31%)	[2]
Total Annual Fund Operating Expenses After Management Fee Waivers	1.36%	[1]
[1]	"Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses After Management Fee Waivers" will not correlate to the Fund's ratios of expenses to average net assets in the Fund's Financial Highlights, which reflect the operating expenses of the Fund but do not include "Acquired Fund Fees and Expenses."
[2]	Sheets Smith Wealth Management, Inc., the Fund's investment adviser (the "Advisor"), has entered into a contractual agreement with the Fund under which it agrees to waive Management Fees and to assume any other expenses of the Fund, if necessary, in an amount that limits "Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund's business, dividend expense on securities sold short , Acquired Fund Fees and Expenses and payments, if any, under a Rule 12b-1 Plan) to not more than 1.35% of the Fund's average daily net assets. The contractual agreement is currently in effect until August 1, 2017 and may continue from year-to-year thereafter, provided such continuance is approved by the Trustees. The contractual agreement cannot be terminated prior to August 1, 2017 without the Trustees' approval. See "Management of the Fund - Expense Limitation Agreement" for further information.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% total return each year, the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until August 1, 2017 . Although your actual costs may be higher or lower, the following table shows you what your costs would be based on the assumptions listed above.

Expense Example	1 Year	3 Years	5 Years	10 Years
The Piedmont Select Equity Fund | The Piedmont Select Equity Fund Shares | USD ($)	138	496	878	1,950

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.

Principal Investment Strategies

To achieve its investment objective, the Fund typically invests in equity securities of large and medium capitalization U.S. companies that the Advisor believes are reasonably priced with potential for growth in the near or long-term. The Fund generally seeks to purchase securities for the long-term, seeking to achieve long-term capital appreciation as the marketplace realizes the value of these companies over time.

Philosophy

The Advisor has a general philosophy about investing that it uses in making investment decisions for the Fund. The Advisor’s philosophy is:

• Invest for the long-term in businesses with solid financials and proven operating histories;

• Invest in businesses that are growing and have cash-generating brands; and

• Invest in businesses run by managers who think like owners and are focused on creating value for shareholders.

Methodology

Under normal circumstances, the Fund will invest at least 80% of its net assets in common stocks, preferred stocks, securities convertible into such stocks or other equity securities (collectively, “equity securities”). For purposes of this investment policy, “net assets” shall mean net assets plus the amount of any borrowings for investment purposes. The Fund will provide shareholders with at least 60 days’ prior notice of any changes by the Trustees in this investment policy.

When making purchase or sale decisions for an existing or prospective investment by the Fund, the Advisor searches for companies having, among other things, a consistent pattern of sales growth over time (usually at least 5 years), a strong balance sheet as evidenced by debt-to-equity ratios or similar measures (i.e., companies that keep debt down to an appreciable amount for their respective industry), high returns on equity as compared to their peers, a reasonable valuation on a price earnings-to-growth ratio or other positive financial and business factors. The Advisor believes companies that exhibit one or more of these characteristics have the ability to grow their businesses, have financial flexibility as they are not overly indebted, and are productively reinvesting the capital that they have created back into their own businesses for future growth.

In addition, the Fund may make short sales if the Advisor wishes to hedge or offset long positions held by the Fund (e.g., through “paired trades”, where a short position is established to hedge a corresponding long position), or if the Advisor expects the market price for the security to drop in the future.

The Advisor may sell an equity position in a company when it no longer meets the criteria which led to the original investment, or the valuation (as evidenced by its price-to-earnings ratio or other financial measures) becomes excessive. The Advisor may also sell equity securities when the Advisor believes more attractive opportunities are available, or to raise cash.

Generally, all the securities in which the Fund invests will be traded on domestic securities exchanges or in the over-the-counter markets. The Fund may invest in foreign securities if they are traded on a U.S. securities exchange or in the over-the-counter markets.

A short sale is a transaction in which one sells a security it does not own in anticipation of a decline in the market value of that security. To complete a short sale transaction, the Fund will borrow the security from a broker-dealer, which generally involves the payment of a premium and transaction costs. When the Fund makes a short sale of a security, the Fund will have to replace the security in the future, whether or not the price declines.

Principal Risks

An investment in the Fund is subject to investment risks. Therefore, you may lose money by investing in the Fund. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional principal risks:

Market Risk: Investments in equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Advisor. As a result, the return and net asset value of the Fund will fluctuate.

Management Style Risk: Different types of securities tend to shift into and out of favor with stock market investors depending on market and economic conditions. Because the Fund generally invests in value stocks (stocks that the Advisor believes are undervalued), the Fund’s performance may at times be better or worse than the performance of stock funds that focus on other types of stock strategies (e.g., growth stocks), or that have a broader investment style. Also, there is no assurance that the Advisor’s selection process will be successful in identifying stocks that produce superior returns while minimizing risks.

Mid-Cap Company Risk: Investing in the securities of medium capitalization (“mid-cap”) companies generally involves greater risk than investing in larger, more established companies. This greater risk is, in part, attributable to the fact that the securities of mid-cap companies usually have more limited marketability and, therefore, may be more volatile than securities of larger, more established companies or the market averages in general. Because mid-cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Another risk factor is that mid-cap companies often have limited product lines, markets, or financial resources and may lack management depth. These factors affect the Advisor’s access to information about the companies and the stability of the markets for the companies’ securities. Additionally, mid-cap companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies, and there typically is less information publicly available concerning mid-cap companies than for larger, more established companies.

Although investing in securities of mid-cap companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies’ shares could significantly decline in value. Therefore, an investment in the Fund may involve a greater degree of risk than an investment in other mutual funds that seek capital growth by investing exclusively in more established, larger companies.

Issuer Risk: The value of any of the Fund’s portfolio securities may decline for a number of reasons which directly relate to the issuer, such as management performance, financial and business performance, market perceptions and reduced demand for the issuer’s goods or services.

Sector Risk: Sector risk is the possibility that securities within the same industry or group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in equity securities of companies in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the share price of a mutual fund that invests in a broader range of sectors. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors. The sectors in which the Fund may invest more heavily will vary.

Short Sales Risk: The risk of price increases is the principal risk of engaging in short sales. The Fund may suffer significant losses if securities that the Fund sells short appreciate rather than depreciate in value, since the price would rise higher than the price at which the security was sold by the Fund and the Fund will realize a loss when the position is closed. While the possible loss on a security that is held long is limited to the price paid for the security, there is no limit on the amount of potential loss on a security that is sold short.

Derivative Risk: The Fund may invest, on a limited basis, in derivative instruments consisting primarily of equity options and financial futures. The use of such instruments requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling common stock. If the Advisor uses a derivative instrument at the wrong time or incorrectly identifies market conditions, or if the derivative instrument does not perform as expected, these strategies may significantly reduce the Fund’s return. In addition, the Fund may be unable to close out a position because the market for an option or futures contract may become illiquid.

Non-Diversified Fund Risk: In general, a non-diversified fund, such as the Fund, may invest a greater percentage of its assets in a particular issuer and may own fewer securities than other mutual funds. Many mutual funds elect to be “diversified” funds such that, as to 75% of their assets, no more than 5% of their assets can be invested in the securities of any one issuer at any given time. The Fund is not subject to this limitation, so it may hold a smaller number of securities than a diversified fund. When the Fund holds a small number of securities, it is subject to the risk that a large loss in an individual issue will cause a greater loss for the Fund than it would if the Fund were required to hold a larger number of securities.

Performance Summary

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund by showing the changes in the Fund’s performance for each full calendar year over the lifetime of the Fund, and by showing how the Fund’s average annual total returns for the 1, 5 and 10 years compare to those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. All performance information shown below reflects fee waivers by the Advisor; had advisory fees not been waived, returns would be less than those shown. Updated performance information, current through the most recent month end, is available by calling 1-888-859-5865.

Calendar Year Total Returns

The Fund’s year-to-date return through June 30, 2016 is -0.77%.

During the period shown in the bar chart, the highest return for a quarter was 12.69% during the quarter ended March 31, 2012 and the lowest return for a quarter was -19.29% during the quarter ended December 31, 2008.

The impact of taxes is not reflected in the bar chart; if reflected, returns would be less than those shown.

Average Annual Total Returns for Periods Ended December 31, 2015

The table that follows shows how the Fund’s average annual total returns compare with those of the Standard & Poor’s 500 Index. The table also presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - The Piedmont Select Equity Fund		1 Year	5 Years	10 Years
The Piedmont Select Equity Fund Shares		4.20%	10.26%	5.25%
The Piedmont Select Equity Fund Shares | Return After Taxes on Distributions		2.29%	9.73%	4.97%
The Piedmont Select Equity Fund Shares | Return After Taxes on Distributions and Sale of Fund Shares		3.95%	8.15%	4.19%
Standard & Poor's 500 Index (reflects no deduction for fees, expenses or taxes)	[1]	1.38%	12.57%	7.31%
[1]	The Standard & Poor's 500 Index is an unmanaged index of the common stocks of 500 widely held U.S. companies.